Related Party Transactions	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related party transactions

The table below sets forth the major related party and the relationship with the Group as of September 30, 2019:

Company Name	Relationship with the Group
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)	Significant influence held by Samantha Du's immediate family

For the nine months ended September 30, 2018 and 2019, the Group incurred $32,466 and $161,221 research and development expense with MEDx (Suzhou) Translational Medicine Co., Ltd. for drug research and development services, respectively.